T. ROWE PRICE California Tax-Free Bond Fund
November 30, 2025 Unaudited

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 98.8%
CALIFORNIA  95.0%
Adelanto Public Utility Auth., Utility System Project, Series A,
5.00%, 7/1/39 (1) 2,000 2,053
Bay Area Toll Auth., Series A, VRDN, 2.40%, 4/1/55  1,800 1,800
Bay Area Toll Auth., Series B, VRDN, 2.50%, 4/1/55  400 400
Bay Area Toll Auth., Series S-8, 3.00%, 4/1/54 (2) 5,000 3,764
Burbank-Glendale-Pasadena Airport Auth. Brick Campaign,
Series B, 4.50%, 7/1/54 (1)(3) 4,000 3,924
California, GO, 5.00%, 3/1/49  2,000 2,150
California, Series CU, GO, 4.75%, 12/1/42  2,250 2,387
California, Series CU, GO, 4.85%, 12/1/46  1,230 1,269
California Community Choice Fin. Auth., Series D, VRDN,
5.00%, 2/1/55 (Tender 9/1/32)  8,000 8,724
California Community Choice Fin. Auth., Series E, VRDN,
5.00%, 2/1/55 (Tender 9/1/32)  4,100 4,409
California Community Choice Fin. Auth., Series E, VRDN,
5.00%, 10/1/56 (Tender 5/1/35)  4,000 4,386
California Community Choice Fin. Auth., Green Bond Energy
Project, Series 2023-F, VRDN, 5.50%, 10/1/54 (Tender 11/1/30)  3,800 4,169
California Community Choice Fin. Auth., Green Bond Energy
Project, Series B-1, VRDN, 4.00%, 2/1/52 (Tender 8/1/31)  6,000 6,109
California Community Choice Fin. Auth., Green Bond Energy
Project, Series E-1, VRDN, 5.00%, 2/1/54 (Tender 3/1/31)  5,500 5,875
California Community Choice Fin. Auth., Green Bond Energy
Project, Series G, VRDN, 5.25%, 11/1/54 (Tender 4/1/30)  3,000 3,209
California Community Choice Fin. Auth., Green Bond Energy
Project, Series H, VRDN, 5.00%, 1/1/56 (Tender 8/1/33)  8,875 9,791
California Community Housing Agency, 5.00%, 8/1/49 (4) 2,000 1,842
California County Tobacco Securitization Agency, Series A,
5.00%, 6/1/47  2,000 1,906
California County Tobacco Securitization Agency, Series B-1,
5.00%, 6/1/49  65 65
California EFA, 5.00%, 4/1/51  2,000 2,277
California EFA, Series A, 4.00%, 12/1/39  1,245 1,199
California EFA, Series A, 5.00%, 12/1/34  1,000 1,038
California Enterprise Dev. Auth., Student Housing, Series A,
5.00%, 8/1/35  400 422
California Enterprise Dev. Auth., Student Housing, Series A,
5.00%, 1/15/39  400 430
California Enterprise Dev. Auth., Student Housing, Series A,
5.00%, 8/1/40  500 518
California Enterprise Dev. Auth., Student Housing, Series A,
5.00%, 1/15/45  1,000 1,026

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Enterprise Dev. Auth., Student Housing, Series A,
5.00%, 8/1/45  550 560
California Enterprise Dev. Auth.,Riverside County Mead Valley
Wellness Village Project, Series A, 5.25%, 11/1/54  7,000 7,459
California HFFA, Cedars-Sinai Health System, Series A, 3.00%,
8/15/51  5,745 4,276
California HFFA, Cedars-Sinai Health System, Series A, 3.00%,
8/15/51 (2) 3,250 2,525
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/28  560 561
California HFFA, El Camino Health, Series B, VRDN, 2.10%,
2/1/45  500 500
California HFFA, Kaiser Permanente, Series A-2, 4.00%,
11/1/44 (2) 5,535 5,349
California HFFA, Kaiser Permanente, Series A-2, 5.00%,
11/1/47  8,000 9,075
California HFFA, Providence Healthcare & Services,
Unrefunded Balance, Series A, 5.00%, 10/1/38  1,410 1,412
California HFFA, Stanford Health Care, Series A, 4.00%,
8/15/50  2,120 1,978
California HFFA, Sutter Health, Series A, 5.00%, 11/15/38  2,000 2,068
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  1,376 1,424
California Housing Fin., Series 2019-2, Class A, 4.00%, 3/20/33  2,523 2,587
California Housing Fin., Series 2023-1, Class A, 4.375%,
9/20/36  2,271 2,347
California Housing Fin. Agency, Series A, 4.75%, 8/1/45  4,000 4,151
California Housing Fin. Agency, Series A, 4.95%, 8/1/50  4,000 4,089
California Housing Fin. Agency, Series B, 4.35%, 2/1/43  4,000 4,024
California Housing Fin., Shoreview Apartments, Series T,
4.10%, 7/1/40  3,325 3,379
California Infrastructure & Economic Dev. Bank, 5.00%, 5/15/44  2,000 2,189
California Infrastructure & Economic Dev. Bank, Series B,
4.125%, 11/1/52  2,835 2,528
California Infrastructure & Economic Dev. Bank, Series B,
5.00%, 11/1/54  4,080 4,135
California Infrastructure & Economic Dev. Bank, Series B,
5.00%, 11/1/57  2,115 2,136
California Infrastructure & Economic Dev. Bank, Series B,
5.00%, 11/1/59  1,000 1,011
California Infrastructure & Economic Dev. Bank, Series B, FRN,
100% of MUNIPSA + 0.70%, 3.49%, 12/1/50 (Tender 6/1/26)  1,175 1,173
California Infrastructure & Economic Dev. Bank, Green Bond,
4.00%, 10/1/44  2,250 2,254
California Infrastructure & Economic Dev. Bank, Los Angeles
Museum of National History, 3.00%, 7/1/50  6,750 4,992
California Municipal Fin. Auth., Series A-1, Class A1, VR,
4.325%, 11/20/40  2,798 2,805

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Municipal Fin. Auth., Baptist Univ., Series A, 5.375%,
11/1/45 (4) 775 791
California Municipal Fin. Auth., Baptist Univ., Series A, 5.625%,
11/1/54 (4) 500 509
California Municipal Fin. Auth., Bowles Hall Foundation,
Series A, 5.00%, 6/1/35  300 300
California Municipal Fin. Auth., Bowles Hall Foundation,
Series A, 5.00%, 6/1/50  4,830 4,830
California Municipal Fin. Auth., California Baptist Univ.,
Series A, 5.00%, 11/1/36 (4) 1,920 1,928
California Municipal Fin. Auth., Caritas Project, Series A,
4.00%, 8/15/42  635 603
California Municipal Fin. Auth., Caritas Project, Series A,
5.00%, 8/15/54  1,800 1,841
California Municipal Fin. Auth., Caritas Project, Series A,
5.00%, 8/15/59  2,600 2,647
California Municipal Fin. Auth., Caritas Project, Series A,
5.25%, 8/15/53  2,865 2,969
California Municipal Fin. Auth., Caritas Project, Series B,
3.00%, 8/15/31  105 103
California Municipal Fin. Auth., Caritas Project, Series B,
4.00%, 8/15/41  295 279
California Municipal Fin. Auth., Caritas Project, Series B,
4.00%, 8/15/51  435 372
California Municipal Fin. Auth., Caritas Project, Series B,
4.00%, 8/15/56  330 278
California Municipal Fin. Auth., Channing House Project,
Series B, 5.00%, 5/15/47  2,200 2,213
California Municipal Fin. Auth., CHF-Davis I, LLC-West Village,
5.00%, 5/15/36 (2) 2,000 2,097
California Municipal Fin. Auth., Claremont College Project,
Series A, 5.00%, 7/1/40 (4) 2,680 2,655
California Municipal Fin. Auth., Claremont College Project,
Series A, 5.00%, 7/1/52 (4) 2,075 1,871
California Municipal Fin. Auth., County of Placer - Placer One,
5.25%, 9/1/45  3,000 3,112
California Municipal Fin. Auth., County of Placer - Placer One,
Series B, 5.125%, 9/1/55 (5) 300 300
California Municipal Fin. Auth., Eisnhower Medical Center,
Series A, 5.00%, 7/1/33  1,000 1,019
California Municipal Fin. Auth., Eisnhower Medical Center,
Series A, 5.00%, 7/1/36  2,550 2,580
California Municipal Fin. Auth., Institute on Aging Project,
5.00%, 8/15/36  365 377
California Municipal Fin. Auth., Institute on Aging Project,
5.00%, 8/15/37  315 324

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 4.00%, 10/1/29 (4) 400 398
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/39 (4) 900 898
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/49 (4) 1,000 905
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/57 (4) 1,650 1,453
California Municipal Fin. Auth., LINXS APM Project, 4.00%,
12/31/47 (1)(3) 2,845 2,597
California Municipal Fin. Auth., LINXS APM Project, Series A,
4.00%, 12/31/47 (3) 3,000 2,632
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/38 (3) 1,500 1,527
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/43 (3) 5,500 5,532
California Municipal Fin. Auth., MT San Antonio Gardens
Project, 5.00%, 11/15/39  1,700 1,732
California Municipal Fin. Auth., MT San Antonio Gardens
Project, 5.00%, 11/15/49  3,875 3,793
California Municipal Fin. Auth., MT San Antonio Gardens
Project, Series A, 4.00%, 11/15/52  1,000 816
California Municipal Fin. Auth., MT San Antonio Gardens
Project, Series A, 4.00%, 11/15/56  1,100 878
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/32  1,035 1,109
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/40  1,000 1,044
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/41  3,000 3,119
California Municipal Fin. Auth., Orange County Civic CTR
Infrastructure, Series A, 5.00%, 6/1/43  1,950 2,005
California Municipal Fin. Auth., Paradise Valley Estates Project,
Series A, 5.00%, 1/1/30  510 534
California Municipal Fin. Auth., Paradise Valley Estates Project,
Series A, 5.00%, 1/1/31  375 393
California Municipal Fin. Auth., Paradise Valley Estates Project,
Series A, 5.00%, 1/1/32  350 366
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/26 (6) 950 974
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/28 (6) 1,005 1,082
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/29 (6) 780 858
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/32 (6) 1,025 1,195

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Municipal Fin. Auth., Samuel Merritt Univ., 5.25%,
6/1/53  3,775 3,902
California Municipal Fin. Auth., Terry Manor Apartments,
Series A, 4.20%, 8/1/40  5,935 6,054
California Municipal Fin. Auth., The Learning Choice Academy,
Series A, 5.50%, 7/1/65 (5) 1,500 1,433
California Municipal Fin. Auth., The Learning Choice Academy
Obligated Group, Series A, 5.50%, 7/1/45 (5) 1,450 1,451
California Municipal Fin. Auth., UCR North Dist. Phase 1
Student, 5.00%, 5/15/33  1,000 1,056
California Municipal Fin. Auth., West Village, 5.00%, 5/15/37  4,190 4,324
California Municipal Fin. Auth., West Village, 5.00%, 5/15/48  4,025 4,036
California PFA, Enso Village Project, 5.00%, 11/15/46 (4) 985 904
California PFA, Enso Village Project, 5.00%, 11/15/51 (4) 1,000 894
California PFA, Enso Village Project, 5.00%, 11/15/56 (4) 1,000 879
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/32  500 505
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/33  500 505
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/37  1,780 1,791
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/47  3,500 3,474
California PFA, Hoag Memorial Hosp., Series A, 4.00%, 7/15/51  5,000 4,667
California School Fin. Auth., Alliance for College-Ready Public
School, 5.00%, 7/1/59 (4) 4,150 4,202
California School Fin. Auth., Classical Academies, Series A,
5.00%, 10/1/52 (4) 2,000 1,968
California School Fin. Auth., John Adams Academies, Series A,
5.00%, 7/1/52 (4) 600 552
California School Fin. Auth., Kipp Socal Public School, Series A,
4.00%, 7/1/50 (4) 1,135 971
California School Fin. Auth., Kipp Socal Public School, Series A,
5.00%, 7/1/39 (4) 3,000 3,091
California School Fin. Auth., Kipp Socal Public School, Series A,
5.00%, 7/1/49 (4) 1,850 1,853
California School Fin. Auth., Kipp Socal Public School, Series A,
5.00%, 7/1/54 (4) 2,150 2,140
California School Fin. Auth., New Designs Charter School ADA,
5.00%, 6/1/40 (4) 690 692
California School Fin. Auth., New Designs Charter School ADA,
5.00%, 6/1/50 (4) 2,090 1,963
California State Univ., Series A, 5.50%, 11/1/55  4,000 4,407
California State Univ., Series C, 4.00%, 11/1/45  1,100 1,079
California Statewide CDA, 4.75%, 9/2/55  1,000 998
California Statewide CDA, 5.00%, 9/2/40  1,055 1,096
California Statewide CDA, 5.375%, 9/2/52  1,990 2,051
California Statewide CDA, Series A, 4.75%, 9/2/40  1,280 1,328
California Statewide CDA, Series B, 5.00%, 9/2/40  700 736

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Statewide CDA, Series B, 5.00%, 9/2/45  1,405 1,453
California Statewide CDA, Series C-1, 5.00%, 9/2/39  1,200 1,297
California Statewide CDA, Series D, 5.50%, 9/2/53  2,500 2,571
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/34  1,250 1,260
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/35  1,000 1,007
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/40  1,000 1,005
California Statewide CDA, Enloe Medical Center, Series A,
5.25%, 8/15/52 (1) 3,120 3,205
California Statewide CDA, Enloe Medical Center, Series A,
5.375%, 8/15/57 (1) 1,000 1,033
California Statewide CDA, Front Porch Communities &
Services, 4.00%, 4/1/41  2,000 1,923
California Statewide CDA, Front Porch Communities &
Services, 4.00%, 4/1/51  4,000 3,506
California Statewide CDA, Front Porch Communities &
Services, Series A, 5.00%, 4/1/28  390 398
California Statewide CDA, Front Porch Communities &
Services, Series A, 5.00%, 4/1/31  175 179
California Statewide CDA, Front Porch Communities &
Services, Series A, 5.00%, 4/1/47  1,750 1,754
California Statewide CDA, Huntington Memorial Hosp. Project,
5.00%, 7/1/43  1,750 1,798
California Statewide CDA, Infrastructure Program, 5.00%,
9/2/50  800 810
California Statewide CDA, Infrastructure Program, Series A,
5.00%, 9/2/48  940 951
California Statewide CDA, John Muir Health, Series A, 4.00%,
8/15/51  2,100 1,895
California Statewide CDA, John Muir Health, Series A, 5.00%,
8/15/46  1,000 1,004
California Statewide CDA, Lancer Ed. Student Housing Project,
Series A, 5.00%, 6/1/34 (4) 375 386
California Statewide CDA, Lancer Ed. Student Housing Project,
Series A, 5.00%, 6/1/39 (4) 675 682
California Statewide CDA, Lancer Ed. Student Housing Project,
Series A, 5.00%, 6/1/51 (4) 4,135 3,908
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/36 (4) 500 503
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (4) 4,750 4,772
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/38  750 777
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/43  1,800 1,842
California Statewide CDA, Montage Health, Series A, 4.00%,
6/1/40  1,000 1,022

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Statewide CDA, Montage Health, Series A, 4.00%,
6/1/41  1,000 1,017
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/29  820 839
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/49  1,000 1,017
California Statewide CDA, Statewide Community Infrastructure
Program, Series A-1, 5.00%, 9/2/42  1,000 1,035
California Statewide CDA, Statewide Community Infrastructure
Program, Series A-1, 5.00%, 9/2/52  1,100 1,112
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/26  950 958
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/28  1,230 1,264
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/37  1,000 1,020
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/42  3,700 3,738
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/30  125 133
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/31  150 160
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/32  100 106
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/33  125 132
Central Valley Energy Auth., VRDN, 5.00%, 12/1/55 (Tender
8/1/35)  6,000 6,658
Chino Valley Unified School Dist., Series B, GO, 3.375%,
8/1/50 (1) 7,950 6,568
Chino Valley Unified School Dist., Series D, GO, 5.00%, 8/1/55  5,000 5,283
Clovis Unified School Dist., Series C, GO, 4.00%, 8/1/48  1,750 1,690
Compton Community Redev. Agency Successor Agency,
Series A, 5.00%, 8/1/37 (1) 1,700 1,893
Compton Community Redev. Agency Successor Agency,
Series A, 5.00%, 8/1/42 (1) 1,250 1,332
CSCDA Community Improvement Auth., Altana Glendale Social
Bonds, Series A-2, 4.00%, 10/1/56 (4) 2,470 2,050
CSCDA Community Improvement Auth., Parallel Anaheim
Social Bonds, 4.00%, 8/1/56 (4) 2,940 2,638
CSCDA Community Improvement Auth., The Link Glendale
Social Bonds, Series A-2, 4.00%, 7/1/56 (4) 3,535 2,733
Cupertino Union School Dist., Series A, GO, 5.75%, 8/1/45  1,165 1,352
Del Mar Race Track Auth., 5.00%, 10/1/35  1,665 1,670
Del Mar Race Track Auth., 5.00%, 10/1/36  700 702
Eastern Municipal Water Dist., Series 80, 5.00%, 9/1/45  950 972

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Fontana Unified School Dist., Series A, GO, 5.00%, 8/1/44  1,405 1,553
Fontana Unified School Dist., Series A, GO, 5.00%, 8/1/45  1,500 1,650
Foothill-Eastern Transportation Corridor Agency, Series A,
4.00%, 1/15/46  1,890 1,831
Foothill-Eastern Transportation Corridor Agency, Series B-2,
3.50%, 1/15/53 (1) 2,000 1,725
Foothill-Eastern Transportation Corridor Agency, Series C,
4.00%, 1/15/32  175 186
Foothill-Eastern Transportation Corridor Agency, Series C,
4.00%, 1/15/33  250 264
Foothill-Eastern Transportation Corridor Agency, Series C,
5.00%, 1/15/30  150 163
Foothill-Eastern Transportation Corridor Agency, Series C,
5.00%, 1/15/31  150 166
Fullerton Joint Union High School Dist., Series A, GO, 4.00%,
8/1/47  4,190 4,077
Garden Grove PFA, Series A, 4.00%, 4/1/54 (2) 2,125 2,010
Golden State Tobacco Securitization, Series B-2, Zero Coupon,
6/1/66  40,000 4,289
Inglewood Unified School Dist., Series B, GO, 5.50%, 8/1/44  1,000 1,138
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.00%,
9/1/44  4,600 4,634
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%,
9/1/37  3,100 3,124
Irvine Fac. Fin. Auth., Series A, 4.00%, 9/1/58 (2) 4,700 4,373
Irvine Unified School Dist., Community Fac. Dist. No. 09-1,
Special Tax, Series B, 5.00%, 9/1/47  1,295 1,298
Irvine Unified School Dist., Community Fac. Dist. No. 09-1,
Special Tax, Series C, 5.00%, 9/1/47  525 529
Irvine Unified School Dist., Community Fac. Dist. No. 09-1,
Special Tax, Series D, 5.00%, 3/1/57  2,335 2,346
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/37  1,390 1,433
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/43  2,000 2,029
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, Zero
Coupon, 9/1/50 (2) 1,200 369
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, Zero
Coupon, 9/1/51 (2) 1,500 438
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, Zero
Coupon, 9/1/52 (2) 1,400 388
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, Zero
Coupon, 9/1/53 (2) 1,000 264
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, Zero
Coupon, 9/1/54 (2) 145 36

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Jefferson Union High School Dist., Series A, GO, 6.45%,
8/1/29 (7) 1,000 1,050
Kern Community College Dist., Series C, GO, 3.00%, 8/1/46 (2) 6,750 5,480
Lake Elsinore, Community Fac. Dist. No. 2016-2, Special Tax,
5.00%, 9/1/43  2,475 2,512
Lake Elsinore, Community Fac. Dist. No. 2016-2, Special Tax,
5.00%, 9/1/48  3,640 3,672
Long Beach Bond Fin. Auth., Series A, 5.50%, 11/15/37  2,160 2,569
Long Beach Marina System Revenue, Alamitos Bay Marina
Project, 5.00%, 5/15/42  2,000 2,159
Long Beach Marina System Revenue, Alamitos Bay Marina
Project, 5.00%, 5/15/43  2,000 2,132
Long Beach Marina System Revenue, Alamitos Bay Marina
Project, 5.00%, 5/15/44  1,025 1,084
Long Beach, Harbor, Series A, 5.00%, 5/15/37 (3) 1,300 1,331
Los Angeles County Fac., Vermont Corridor County
Administrative Building, Series A, 5.00%, 12/1/43  3,400 3,535
Los Angeles County Metropolitan Transportation Auth. Sales
Tax Revenue, Series A, 5.00%, 7/1/42  2,475 2,779
Los Angeles County Public Works Fin. Auth., Series J, 5.50%,
12/1/54  5,000 5,531
Los Angeles Dept. of Airports, 3.25%, 5/15/49 (3) 1,000 762
Los Angeles Dept. of Airports, 5.25%, 5/15/47 (3) 3,480 3,640
Los Angeles Dept. of Airports, Series A, 4.00%, 5/15/42 (3) 5,225 5,051
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/35 (3) 500 520
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/42 (3) 1,250 1,263
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/44 (3) 1,000 1,014
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/36 (3) 1,200 1,207
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/42  930 950
Los Angeles Dept. of Airports, Series D, 5.00%, 5/15/36 (3) 1,000 1,043
Los Angeles Dept. of Airports, Series D, 5.00%, 5/15/37 (3) 1,000 1,040
Los Angeles Dept. of Airports, Series F, 5.00%, 5/15/35 (3) 1,080 1,242
Los Angeles Dept. of Airports, Green Bond, Series G, 4.00%,
5/15/47 (3) 1,500 1,389
Los Angeles Dept. of Airports, Sustainable Bonds, Series A,
5.50%, 5/15/55 (3) 5,000 5,362
Los Angeles Unified School Dist., Series A-1, GO, 5.00%,
7/1/45  8,250 9,035
Los Angeles Unified School Dist., Series QRR, GO, 5.25%,
7/1/49  3,250 3,540
Modesto Elementary School Dist., Series B, GO, 3.00%, 8/1/50  2,700 2,053
Moreno Valley Unified School Dist., Series A, GO, 5.25%,
8/1/41 (2) 1,005 1,159
Moreno Valley Unified School Dist., Series E, GO, 5.25%,
8/1/42 (2) 1,000 1,140

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Newport Beach, Series A, 4.125%, 9/2/38  570 581
Newport Beach, Series A, 5.00%, 9/2/43  645 671
Norman Y Mineta San Jose Int'l. Airport, Series A, 5.00%,
3/1/41 (3) 2,000 2,015
Norman Y Mineta San Jose Int'l. Airport, Series A, 5.00%,
3/1/47 (3) 6,170 6,182
Northern California Energy Auth., VRDN, 5.00%, 12/1/54
(Tender 8/1/30)  4,000 4,302
Oakland Unified School Dist., Alameda County, Series A, GO,
5.25%, 8/1/48 (1) 4,500 4,838
Oceanside Unified School Dist., Prerefunded Balance, GO,
Zero Coupon, 8/1/28 (1)(6) 380 353
Oceanside Unified School Dist., Prerefunded Balance, Series A,
GO, Zero Coupon, 8/1/28 (1)(6) 250 232
Oceanside Unified School Dist., Unrefunded Balance, GO, Zero
Coupon, 8/1/28 (1) 3,870 3,593
Oceanside Unified School Dist., Unrefunded Balance, Series A,
GO, Zero Coupon, 8/1/28 (1)(6) 500 464
Ontario Community Fac. Dist. No. 64, 5.00%, 9/1/55  3,000 3,033
Ontario Community Fac. Dist. No. 71, 5.00%, 9/1/45  500 514
Ontario Community Fac. Dist. No. 71, 5.00%, 9/1/50  750 764
Ontario Int'l Airport Auth., North Terminal Project, Series B,
4.00%, 5/15/36 (1)(3) 1,040 1,063
Ontario Int'l Airport Auth., North Terminal Project, Series B,
4.00%, 5/15/37 (1)(3) 575 584
Ontario Int'l Airport Auth., North Terminal Project, Series B,
4.00%, 5/15/40 (1)(3) 1,350 1,344
Orange County Community Fac. Dist., No. 2015-1, Esencia
Village, Series A, 5.25%, 8/15/45  2,930 2,934
Orange County Community Fac. Dist., No. 2021-1, Rienda,
Series A, 5.00%, 8/15/47  500 513
Orange County Community Fac. Dist., No. 2023-1, Rienda,
Series A, 5.25%, 8/15/43  1,340 1,412
Orange County Community Fac. Dist., No. 2023-1, Rienda,
Series A, 5.50%, 8/15/48  1,450 1,525
Orange County Community Fac. Dist., No. 2023-1, Rienda,
Series A, 5.50%, 8/15/53  1,000 1,045
Palo Alto, Limited Obligation, University Ave., 5.00%, 9/2/26  880 885
Palo Alto, Limited Obligation, University Ave., 5.00%, 9/2/27  450 453
Palo Alto, Limited Obligation, University Ave., 5.00%, 9/2/28  525 529
Pleasanton Unified School Dist., GO, 5.00%, 8/1/45  2,665 2,931
Port of Los Angeles, Series A-1, 5.00%, 8/1/36 (3) 1,000 1,129
Port of Los Angeles, Series A-2, 5.00%, 8/1/36 (3) 750 847
Port of Los Angeles, Series A-2, 5.00%, 8/1/37 (3) 1,000 1,120
Ravenswood City School Dist., GO, 5.25%, 8/1/53 (2) 4,310 4,577

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Regents of the Univ. of California Medical Center Pooled
Revenue, Series L, 4.50%, 5/15/36  1,900 1,910
Regents of the Univ. of California Medical Center Pooled
Revenue, Series O-1, VRDN, 2.35%, 5/15/45  600 600
Regents of the Univ. of California, Medical Center Pooled
Revenue, Series P, 3.50%, 5/15/54  9,450 7,927
River Islands PFA, 5.00%, 9/1/55  1,000 993
Riverside County Transportation Commission, Series B-1,
4.00%, 6/1/46  3,000 2,744
Riverside Unified School Dist., 5.00%, 9/1/40  560 580
Riverside Unified School Dist., 5.00%, 9/1/45  1,185 1,219
Roseville Natural Gas Fin. Auth., 5.00%, 2/15/26  1,000 1,004
Sacramento City Fin. Auth., 5.00%, 12/1/31 (Prerefunded
12/1/25) (2)(8) 1,380 1,380
Sacramento City Unified School Dist., Series C, GO, 5.00%,
8/1/45 (1) 2,700 2,915
Sacramento County Airport, Series A, 5.00%, 7/1/41  2,175 2,194
Sacramento County Airport, Series A, 5.25%, 7/1/44 (3) 1,375 1,466
Sacramento County Airport, Series A, 5.25%, 7/1/45 (3) 1,750 1,862
Sacramento County Airport, Series B, 5.00%, 7/1/41  2,275 2,295
Sacramento County Airport, Series C, 5.00%, 7/1/36 (3) 4,000 4,144
Sacramento Metropolitan Fire Dist., Series A, GO, 4.00%,
8/1/52  8,280 7,896
Sacramento Transient Occupancy Tax, Convention Center,
Series A, 5.00%, 6/1/38  1,240 1,296
Sacramento Transient Occupancy Tax, Convention Center,
Series A, 5.00%, 6/1/43  4,650 4,787
Sacramento, Railyards Community Fac. Dist. No. 201, 5.375%,
9/1/52 (4) 2,195 2,214
San Bernardino Redev. Agency, Successor Agency, Series A,
5.00%, 12/1/31 (1) 1,945 1,992
San Diego Assn. of Governments South Bay Expressway,
Senior Lien-Toll, Series A, 5.00%, 7/1/42  2,700 2,769
San Diego County Regional Airport Auth., Series B, 4.00%,
7/1/46 (3) 2,540 2,342
San Diego County Regional Airport Auth., Series B, 4.00%,
7/1/51 (3) 1,500 1,349
San Diego County Regional Airport Auth., Series B, 4.00%,
7/1/56 (3) 2,500 2,218
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/35 (3) 1,215 1,277
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/37 (3) 1,000 1,044
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/39 (3) 600 622

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/53 (3) 4,675 4,803
San Diego County Regional Airport Auth., Series B, 5.25%,
7/1/38 (3) 650 725
San Diego County Regional Airport Auth., Series B, 5.25%,
7/1/43 (3) 1,875 2,036
San Diego County Regional Airport Auth., Series B, 5.25%,
7/1/50 (3) 5,445 5,742
San Diego County Regional Airport Auth., Series B, 5.50%,
7/1/55 (3) 3,350 3,606
San Diego County, Special Tax, Harmony Grove Village,
Series A, 4.00%, 9/1/45  550 507
San Diego County, Special Tax, Harmony Grove Village,
Series A, 4.00%, 9/1/50  1,100 966
San Diego County, Special Tax, Harmony Grove Village,
Improvement Area No. 1, Series A, 4.00%, 9/1/50  875 774
San Diego Unified School Dist., Green Bond, Series A-3, GO,
4.00%, 7/1/53  4,000 3,830
San Diego Unified School Dist., Green Bond, Series B-3, GO,
4.00%, 7/1/54  2,595 2,470
San Diego Unified School Dist., Green Bond, Series O-2, GO,
4.25%, 7/1/47  3,000 3,017
San Francisco Bay Area Rapid Transit Dist., Series C-1, GO,
4.00%, 8/1/45  1,025 1,011
San Francisco Bay Area Rapid Transit Dist. Sales Tax,
Series A, 4.00%, 7/1/37  350 353
San Francisco Bay Area Rapid Transit Dist. Sales Tax,
Series A, 4.00%, 7/1/39  625 629
San Francisco City & County Int'l. Airport, Series A, 5.50%,
5/1/55 (3) 3,000 3,226
San Francisco City & County Int'l. Airport, Commissions,
Series A, 5.00%, 5/1/38 (3) 3,710 3,871
San Francisco City & County Int'l. Airport, Commissions,
Series A, 5.25%, 5/1/42 (3) 5,000 5,062
San Francisco City & County Int'l. Airport, Commissions,
Series A, 5.25%, 5/1/49 (3) 4,000 4,200
San Francisco City & County Int'l. Airport, Commissions,
Series B, 5.00%, 5/1/46 (3) 5,000 5,004
San Francisco City & County Int'l. Airport, Commissions,
Series C, 5.75%, 5/1/48 (3) 4,500 4,868
San Francisco City & County Int'l. Airport, Commissions,
Series E, 4.00%, 5/1/50 (Prerefunded 5/1/29) (3)(8) 155 157
San Francisco Public Utilities Commission Water Revenue,
Series A, 5.00%, 11/1/42  900 1,013
San Francisco Public Utilities Commission Water Revenue,
Series D, 3.00%, 11/1/50  1,500 1,135

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
San Joaquin Valley Clean Energy Auth., Series A, VRDN,
5.50%, 1/1/56 (Tender 7/1/35)  2,200 2,507
San Jose Evergreen Community College Dist., Series C, GO,
4.00%, 9/1/45  3,250 3,218
San Jose Evergreen Community College Dist., Series C, GO,
5.00%, 9/1/40  1,000 1,113
San Jose, El Parador Apartments Project, Series A, 6.10%,
1/1/31 (3) 605 605
San Luis Coastal Unified School Dist., Series B, GO, 4.00%,
8/1/54  4,500 4,341
San Marcos Unified School Dist., Series A, GO, 5.00%, 8/1/45  885 971
Santa Barbara Community College Dist., Series A, GO, 6.00%,
8/1/55  5,000 5,846
Santa Fe Springs PFA, Springs Road Improvement, 5.25%,
6/1/42 (1) 500 560
Santa Fe Springs PFA, Springs Road Improvement, 5.25%,
6/1/43 (1) 1,285 1,421
Santa Fe Springs PFA, Springs Road Improvement, 5.25%,
6/1/45 (1) 350 381
Santa Monica Redev. Agency, Earthquake Recovery, 5.875%,
7/1/36  1,390 1,394
Santa Monica Redev. Agency, Earthquake Recovery, 5.875%,
7/1/42  1,500 1,503
Sequoia Union High School Dist., GO, 4.00%, 7/1/52  3,750 3,582
Southern California Public Power Auth., Clean Energy Project,
Series A, VRDN, 5.00%, 4/1/55 (Tender 9/1/30)  2,500 2,675
Southern California Tobacco Securitization Auth, Asset Backed,
Series A, Class 1, 5.00%, 6/1/33  1,170 1,249
Southern California Tobacco Securitization Auth, Asset Backed,
Series A, Class 1, 5.00%, 6/1/35  900 947
Sunnyvale Fin. Auth., Green Bond-Civic Center Project, 4.00%,
4/1/50  4,740 4,565
Transbay Joint Powers Auth., Green Bond, Series A, 5.00%,
10/1/45  1,750 1,761
Transbay Joint Powers Auth., Green Bond, Series A, 5.00%,
10/1/49  1,500 1,501
Univ. of California Regents, Series AL-2, VRDN, 2.40%, 5/15/48  1,500 1,500
Univ. of California Regents, Series BZ, 5.00%, 5/15/41  3,500 3,990
Univ. of California Regents, Series O, 5.50%, 5/15/58  9,500 9,783
Vernon Electric System Revenue, Series 2022-A, 5.00%, 8/1/41  840 888
Washington Township Health Care Dist., Series A, 4.00%,
7/1/35  600 605
Washington Township Health Care Dist., Series A, 5.00%,
7/1/36  620 639
Washington Township Health Care Dist., Series A, 5.00%,
7/1/42  325 330

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Washington Township Health Care Dist., Series A, 5.00%,
7/1/43  275 278
Washington Township Health Care Dist., Series A, 5.75%,
7/1/48  1,000 1,067
Washington Township Health Care Dist., Series A, 5.75%,
7/1/53  1,000 1,051
Washington Township Health Care Dist., Series B, GO, 5.25%,
8/1/48  1,600 1,748
Washington Township Health Care Dist., Series B, GO, 5.50%,
8/1/53  1,600 1,755
West Sacramento Enhanced Infrastructure Fin. Dist. No. 1,
5.00%, 9/1/40 (1) 800 901
West Sacramento Fin. Auth., Series A, 5.00%, 9/1/26 (1) 440 446
733,137
PUERTO RICO  3.8%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (9) 3,576 2,289
Puerto Rico Commonwealth, GO, VR, 11/1/51 (9) 5,016 3,273
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (4) 1,590 1,646
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  423 304
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  1,329 1,327
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  295 293
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  576 553
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  345 318
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  902 922
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,317 1,398
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  1,846 2,033
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (10)
(11) 15 10
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (10)(11) 25 17
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27 (10)(11) 225 150
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (10)(11) 65 43
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (10)
(11) 80 53

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (10)
(11) 305 203
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (10)
(11) 100 66
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (10)
(11) 125 83
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (10)
(11) 15 10
Puerto Rico Electric Power Auth., Series WW, 5.00%,
7/1/28 (10)(11) 15 10
Puerto Rico Electric Power Auth., Series WW, 5.25%,
7/1/33 (10)(11) 75 50
Puerto Rico Electric Power Auth., Series WW, 5.50%,
7/1/18 (10)(11) 65 43
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (10)
(11) 30 20
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (10)
(11) 80 53
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (10)
(11) 60 40
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (10)
(11) 20 13
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (10)
(11) 35 23
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (10)
(11) 25 17
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (10)
(11) 245 163
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (10)
(11) 70 46
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (10)
(11) 25 17
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  1,465 1,459
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  7,647 7,263
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  1,000 973
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  10,000 3,392
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  1,000 974
29,547
Total Municipal Securities (Cost $759,745) 762,684

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 0.6%
Federal Home Loan Mortgage Multifamily Variable Rate
Certificate, 3.05%, 4/15/34  1,815 1,687
Freddie Mac Multifamily ML Certificates, 2.046%, 6/25/38  3,298 2,780
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $5,196) 4,467
Total Investments in Securities  99.4%
(Cost $764,941) $ 767,151
Other Assets Less Liabilities 0.6% 4,639
Net Assets 100.0% $ 771,790
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Insured by Assured Guaranty Incorporated
(2) Insured by Build America Mutual Assurance Company
(3) Interest subject to alternative minimum tax.
(4) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $54,891 and represents 7.1% of net assets.
(5) When-issued security
(6) Escrowed to maturity
(7) Insured by National Public Finance Guarantee Corporation
(8) Prerefunded date is used in determining portfolio maturity.
(9) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(10) Non-income producing
(11) Obligor has failed to make a scheduled interest and/or principal payment or is in default.
CDA Community Development Administration/Authority
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HFFA Health Facility Financing Authority
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal
Swap Index
PFA Public Finance Authority/Agency
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE California Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE California Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price State Tax-Free Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The California Tax-
Free Bond Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE California Tax-Free Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree

T. ROWE PRICE California Tax-Free Bond Fund

of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On November 30, 2025 , all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F80-054Q3 11/25